Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities
Net income	$ 25,038	$ 11,838
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	380	320
Provision for loan losses	1,800	2,500
Increase in value of bank-owned life insurance	(613)	(652)
Gain on sale of SBA loans	(378)	(477)
SBA loans originated for sale	(4,696)	(5,807)
Proceeds from sale of SBA loans originated for sale	6,196	4,743
Net loss on sale of OREO and valuation adjustments	690	1,422
Net accretion of purchase premiums and discounts on securities	45	65
Stock based compensation	109	72
Deferred income tax	58	4,143
Net changes in:
Increase in accrued interest receivable and other assets	(1,657)	(59)
Increase in accrued interest payable and other accrued liabilities	1,929	888
Net cash provided by operating activities	28,901	18,996
Cash Flows from Investing Activities
Repayments and maturities of investment securities available for sale	5,995	7,129
Repayments and maturities of investment securities held to maturity	1,204	0
Net increase in loans	(230,320)	(161,590)
Purchases of bank premises and equipment	(138)	(2,148)
Proceeds from sale of OREO, net	3,056	2,137
Redemptions (purchases) of restricted stock	314	(1,514)
Net cash used in investing activities	(219,889)	(155,986)
Cash Flows from Financing Activities
Cash dividends	(5,412)	(4,385)
Proceeds from exercise of stock options	43	132
Capital contribution (withdrawal) from non-controlling interest	1,225	(53)
Net (decrease) increase in FHLBNY and short-term borrowings	(10,000)	35,000
Net increase in noninterest-bearing deposits	235,973	31,821
Net increase in interest-bearing deposits	81,517	45,868
Net cash provided by financing activities	303,346	108,383
Increase (Decrease) in cash and cash equivalents	112,358	(28,607)
Cash and Cash Equivalents, January 1,	42,113	70,720
Cash and Cash Equivalents, December 31,	154,471	42,113
Supplemental Disclosure of Cash Flow Information:
Interest paid	13,100	8,330
Income taxes paid	8,654	7,404
Non-cash Investing and Financing Items
Loans transferred to OREO	$ 1,622	$ 279